Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales
Products	$ 1,068.3	$ 1,055.3	$ 2,968.2	$ 3,005.9	$ 4,186.6	$ 3,638.6	$ 3,825.6
Services	168.1	150.7	470.0	440.4	609.3	455.4	499.0
Total net sales	1,236.4	1,206.0	3,438.2	3,446.3	4,795.9	4,094.0	4,324.6
Cost of sales
Products	864.2	843.8	2,430.1	2,432.1	3,360.1	2,848.3	2,921.7
Services	113.2	106.4	332.8	321.7	441.8	335.2	380.4
Total cost of sales	977.4	950.2	2,762.9	2,753.8	3,801.9	3,183.5	3,302.1
Operating expenses
Selling, general and administrative expenses	107.0	101.6	310.9	312.6	416.0	347.1	407.0
Depreciation and amortization					340.5	338.6	344.6
Depreciation and amortization	84.3	82.0	253.4	258.7	340.5	338.6	353.0
Restructuring, impairment and transaction-related charges	14.1	27.8	45.9	82.9	95.3	118.3	114.0
Total operating expenses	1,182.8	1,161.6	3,373.1	3,408.0	4,653.7	3,987.5	4,167.7
Operating income from continuing operations	53.6	44.4	65.1	38.3	142.2	106.5	156.9
Interest expense	25.1	20.9	69.5	64.1	85.5	84.0	108.0
Loss on debt extinguishment	0	0	6.0	0	0	0	34.0
Earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities	28.5	23.5	(10.4)	(25.8)	56.7	22.5	14.9
Income tax expense (benefit)	3.1	10.4	(7.7)	1.3	23.3	(31.5)	26.0
Earnings (loss) from continuing operations before equity in earnings (loss) of unconsolidated entities					33.4	54.0	(11.1)
Earnings (loss) before equity in loss of unconsolidated entities	25.4	13.1	(2.7)	(27.1)
Equity in earnings (loss) of unconsolidated entities	(1.0)	(0.5)	(4.8)	(2.0)	(2.5)	2.3	3.1
Net earnings (loss) from continuing operations					30.9	56.3	(8.0)
Loss from discontinued operations, net of tax					0	(3.2)	(38.6)
Gain on disposal of discontinued operations, net of tax					0	34.0	0
Net earnings (loss)	24.4	12.6	(7.5)	(29.1)	30.9	87.1	(46.6)
Net (earnings) loss attributable to noncontrolling interests	0	0.4	0.3	0.9	1.6	0.3	(0.3)
Net earnings (loss) attributable to Quad/Graphics common shareholders	$ 24.4	$ 13.0	$ (7.2)	$ (28.2)	$ 32.5	$ 87.4	$ (46.9)
Basic:
Continuing operations (USD per share)					$ 0.67	$ 1.14	$ (0.18)
Discontinued operations (USD per share)					$ 0.00	$ 0.66	$ (0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders	$ 0.51	$ 0.27	$ (0.16)	$ (0.62)	$ 0.67	$ 1.80	$ (1.00)
Diluted:
Continuing operations (USD per share)					$ 0.65	$ 1.13	$ (0.18)
Discontinued operations (USD per share)					$ 0.00	$ 0.65	$ (0.82)
Earnings (loss) per share attributable to Quad/Graphics common shareholders	$ 0.50	$ 0.26	$ (0.16)	$ (0.62)	$ 0.65	$ 1.78	$ (1.00)
Dividends declared per share (in usd per share)	$ 0.3	$ 0.3	$ 0.9	$ 0.9	$ 1.2	$ 3	$ 0.6
Weighted average number of common shares outstanding:
Basic (shares)	47.5	47.0	47.4	46.9	47.0	46.8	47.1
Diluted (shares)	48.6	48.1	47.4	46.9	48.0	47.2	47.1